UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-05291
College and University Facility Loan Trust One
(Exact name of registrant as specified in charter)
c/o U.S. Bank One Federal Street, Boston, MA 02110
(Address of principal executive offices) (Zip code)
Brian True
US Bank Corporate Trust Services
One Federal Street, Boston, MA 02110
(Name and address of agent for service)
Registrant’s telephone number, including area code: 513-632-5578
Date of fiscal year end: November 30
Date of reporting period: February 28, 2010

Item 1. Schedule of Investments
COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE
SCHEDULE OF INVESTMENTS
February 28, 2010
(Dollar Amounts in Thousands)

				Internal
Outstanding		Stated		Rate of	Amortized
Principal		Interest	Maturity	Return % (A)	Cost (Notes
Balance	Description	Rate %	Date	(Unaudited)	1 and 2)
	COLLEGE AND UNIVERSITY LOANS (58%)
	ALABAMA
$1,116	University of Alabama	3.00%	05/01/2021	12.27%	$722
164	University of Montevallo	3.00	05/01/2023	12.3	99
	CALIFORNIA
398	Azusa Pacific University	3.00	04/01/2017	12.96	285
155	Monterey Peninsula College	3.00	10/01/2018	11.95	106
245	San Diego State University	3.00	11/01/2021	11.93	154
505	San Francisco State University	3.00	11/01/2021	11.93	317
	INDIANA
25	Anderson College	3.00	03/01/2010	13.02	24
60	Taylor University	3.00	10/01/2010	12.45	56
930	University of Notre Dame	3.00	04/01/2018	12.95	642
	MARYLAND
610	Western Maryland College	3.00	11/01/2016	12.44	444
	MASSACHUSETTS
132	Atlantic Union College	3.00	11/01/2023	12.68	73
559	Boston University	3.00	12/31/2022	11.87	333
	MICHIGAN
560	Albion College	3.00	10/01/2015	12.51	423
1,919	Finlandia University	3.50	08/01/2014	12.70	1,178
	MINNESOTA
640	Augsburg College	3.00	04/01/2016	12.95	478
295	College of St. Thomas	3.00	04/01/2017	12.95	213
	NEBRASKA
39	University of Nebraska	3.00	07/01/2013	10.59	33
	NEW HAMPSHIRE
118	New England College	3.625	10/01/2013	12.37	99
565	New England College	3.00	04/01/2019	12.96	376
	NEW JERSEY
67	Fairleigh Dickinson University	3.00	11/01/2020	12.09	44
	NEW YORK
276	Long Island University	3.00	06/01/2016	12.34	199
682	Sarah Lawrence College	3.00	11/01/2021	12.64	429
	NORTH CAROLINA
59	Montreat-Anderson College	3.00	12/01/2019	12.19	38
660	University of North Carolina	3.00	01/01/2018	11.49	459
	OHIO
905	Case Western Reserve University	3.00	04/01/2016	10.54	723
76	University of Steubenville	3.375	04/01/2012	12.88	68
166	University of Steubenville	3.00	04/01/2017	12.96	119
	PENNSYLVANIA
302	Carnegie — Mellon University	3.00	11/01/2017	10.45	232
290	Harcum Junior College	3.00	11/01/2015	12.44	220
48	Swarthmore College	3.00	05/01/2014	12.30	40
163	Temple University	3.375	11/01/2014	11.99	134

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE
SCHEDULE OF INVESTMENTS
February 28, 2010
(Dollar Amounts in Thousands)
(continued)

					Internal
Outstanding		Stated			Rate of	Amortized
Principal		Interest	Maturity		Return % (A)	Cost (Notes
Balance	Description	Rate %	Date		(Unaudited)	1 and 2)
	RHODE ISLAND
$196	Community College of Rhode Island	3.00%	04/01/2018		12.10%	$140
	SOUTH CAROLINA
434	College of Charleston	3.00	07/01/2016		12.02	319
299	Morris College	3.00	11/01/2013		12.42	245
	TEXAS
65	St. Edward’s University	3.625	04/01/2013		12.80	56
233	Texas Tech University	3.625	03/01/2013		10.80	205
1,230	Texas Tech University	3.375	03/01/2012		10.83	1,124
	VERMONT
550	Middlebury College	3.00	04/01/2018		12.87	385
1,581	University of Vermont	3.00	10/01/2019		12.19	1,064
	VIRGINIA
665	Old Dominion University	3.00	06/01/2013		11.70	547

17,982	Total College and University Loans					12,845

	Allowance for Loan Losses					(580)

	Net Loans of the Trust					12,265

	INVESTMENT AGREEMENTS (42%)

2,600	FNMA #787 Liquidity Fund	8.00	12/01/2014	(B)	8.00	2,600
6,085	FNMA #786 Revenue Fund	5.00	12/01/2014	(B)	5.00	6,085

8,685	Total Investment Agreements					8,685

$26,667	Total Investments (100%)					$20,950

(A)	Represents the rate of return based on the contributed cost and the amortization to maturity.

(B)	Terminate at the earlier of December 1, 2014 or the date on which the Bonds are paid-in-full

Item 2. Controls and Procedures
(a)	Not applicable to the registrant.

(b)	Not applicable to the registrant.
Item 3. Exhibits.
The following exhibits are attached to this Form N-Q:
1)	Certification by the registrant’s Owner Trustee, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), is attached.

2)	Annual Compliance Statement of the Servicer, Berkadia Commercial Mortgage LLC is attached.

3)	Berkadia reports pursuant to section 1301, 1302, 1303, 1304, 1306 and 1307 of the servicer agreement.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)      College and University Facility Loan Trust One
By (Signature and Title)*      /s/ Brian True, Vice President
Date      April 29, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By (Signature and Title)*     /s/ Bryan Calder, Executive Vice President
Date      April 29, 2010

*	Print the name and title of each signing officer under his or her signature.